Financial assets and liabilities - Summary of Fair Value of Warrants (Details)					1 Months Ended	12 Months Ended
	Dec. 30, 2025 USD ($)	Dec. 30, 2025 AUD ($) $ / shares	Nov. 25, 2025 USD ($) $ / shares	Nov. 25, 2025 AUD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 AUD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2026 $ / shares shares	Nov. 25, 2025 $ / shares shares
Disclosure Of Detailed Information About Borrowings [Line Items]
Share Price (in USD/AUD per share)		$ 3.20			$ 3.20
Fair value | $			$ 1,398,806			$ 6,501,806		$ 5,723,883
Number of shares warrants granted to purchase (in shares) | shares				1,600,000			884,838	884,838	884,838	1,600,000
Warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value per warrant (in dollars per share)						$ 7.3480		$ 6.4688
Fair value | $						$ 6,501,806		$ 5,723,883
Warrants, Credit-Line Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value per warrant (in dollars per share)		$ 1.8298					$ 1.0878
Fair value	$ 3,961,213	$ 5,902,568				$ 2,410,403	$ 3,509,103
Number of shares warrants granted to purchase (in shares) | shares							3,225,756		3,225,756
USD
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value per warrant (in dollars per share)			$ 10.7592
Fair value | $			$ 430,368
USD | Warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Share Price (in USD/AUD per share)			$ 16.06			$ 13.53		$ 10.89
Exercise Price (in USD/AUD per share)								$ 14.36	$ 14.36	$ 16.25
Expected Term			3 years 6 months	3 years 6 months		2 years 6 months	2 years 6 months	4 years
Dividend Yield			0.00%	0.00%		0.00%	0.00%	0.00%
Expected Volatility			92.68%	92.68%		91.04%	91.04%	93.43%
Risk Free Interest Rate			3.78%	3.78%		4.34%	4.34%	3.99%
AUD
Disclosure Of Detailed Information About Borrowings [Line Items]
Fair value per warrant (in dollars per share)				$ 1.3546
Fair value | $				$ 2,167,348
AUD | Warrants
Disclosure Of Detailed Information About Borrowings [Line Items]
Share Price (in USD/AUD per share)				$ 2.38
Exercise Price (in USD/AUD per share)				$ 2.52
Expected Term			3 years 6 months	3 years 6 months
Dividend Yield			0.00%	0.00%
Expected Volatility			74.99%	74.99%
Risk Free Interest Rate			3.92%	3.92%
AUD | Warrants, Credit-Line Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Share Price (in USD/AUD per share)		$ 2.80					$ 1.96
Exercise Price (in USD/AUD per share)		$ 3.20					$ 3.20
Expected Term	6 years	6 years				5 years 6 months	5 years 6 months
Dividend Yield	0.00%	0.00%				0.00%	0.00%
Expected Volatility	73.50%	73.50%				72.95%	72.95%
Risk Free Interest Rate	4.29%	4.29%				4.40%	4.40%